Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.2%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	336,888	GBP	$574,069
Ziggo BV, 4.2500%, 1/15/27	2,025,000	EUR	2,464,721
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,825,690)			3,038,790
Bank Loans and Mezzanine Loans– 3.3%
Communications – 0.7%
Lorca Finco PLC,
Euro Interbank Offered Rate 3 Month + 4.2500%, 4.2500%, 7/2/27ƒ,‡	3,000,000	EUR	3,499,332
NewCo I BV,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 1/31/29‡	2,950,000	EUR	3,413,896
UPC Broadband Holding BV,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 1/31/29ƒ,‡	2,950,000	EUR	3,413,897
Ziggo BV,
Euro Interbank Offered Rate 3 Month + 3.0000%, 3.0000%, 1/31/29ƒ,‡	3,000,000	EUR	3,427,305
			13,754,430
Consumer Cyclical – 1.3%
Loire Finco Luxembourg,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 4/21/27ƒ,‡	2,850,000	EUR	3,252,666
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.5000%, 3.6466%, 4/21/27‡	$4,840,000		4,694,800
Stars Group Holdings BV,
Euro Interbank Offered Rate 3 Month + 3.7500%, 3.7500%, 7/10/25ƒ,‡	7,900,000	EUR	9,255,471
Verisure Holding AB,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 7/20/26ƒ,‡	6,240,000	EUR	7,297,556
			24,500,493
Consumer Non-Cyclical – 0.7%
Froneri Lux FinCo SARL,
Euro Interbank Offered Rate 12 Month + 2.6250%, 2.6250%, 1/29/27ƒ,‡	1,860,000	EUR	2,117,799
Froneri US Inc, ICE LIBOR USD 1 Month + 2.2500%, 2.3966%, 1/29/27‡	1,252,987		1,201,527
Froneri US Inc, ICE LIBOR USD 1 Month + 5.7500%, 5.9283%, 1/31/28‡	262,857		260,886
Refresco Holding BV,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 3/28/25ƒ,‡	3,000,000	EUR	3,450,974
Refresco Holding BV,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 3/28/25ƒ,‡	4,900,000	EUR	5,680,592
			12,711,778
Technology – 0.6%
Financial & Risk US Holdings Inc,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 10/1/25‡	1,810,808	EUR	2,094,353
McAfee LLC,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 9/30/24ƒ,‡	2,472,675	EUR	2,866,497
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 3.9336%, 9/30/24‡	2,115,917		2,097,995
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 3.3966%, 10/1/25‡	3,089,476		3,055,832
			10,114,677
Total Bank Loans and Mezzanine Loans (cost $60,823,496)			61,081,378
Corporate Bonds– 73.9%
Banking – 8.7%
Bank of America Corp,
Canada Bankers Acceptances 3 Month + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	2,025,913
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	8,000,000	EUR	11,426,414
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	7,600,000		8,884,780
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.2900%, 7.1950% (144A)‡,µ	2,100,000		2,277,906
Credit Suisse Group AG, USD SWAP SEMI 30/360 5YR + 4.5980%, 7.5000%‡,µ	12,260,000		13,363,400
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	4,114,112
HBOS Sterling Finance Jersey LP,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.4000%, 7.8810%‡,µ	909,000	GBP	1,835,286
ING Groep NV, USD SWAP SEMI 30/360 5YR + 4.4460%, 6.5000%‡,µ	4,750,000		5,035,000
ING Groep NV, US Treasury Yield Curve Rate 5 Year + 4.3420%, 5.7500%‡,µ	1,916,000		1,990,245
JPMorgan Chase & Co, 4.5000%, 1/30/26	6,950,000	AUD	5,750,778
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	3,433,034
Lloyds Banking Group PLC, 1.8750%, 1/15/26	6,000,000	GBP	7,807,981
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,752,455
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		3,478,320
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	5,486,000		6,500,910
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	7,500,000		8,121,216
Nationwide Building Society,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.6250%, 5.7500%‡,µ	9,110,000	GBP	12,120,144
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	3,500,000		3,939,617
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,600,000		2,854,190

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	11,700,000	GBP	$15,758,027
Stichting AK Rabobank Certificaten, 0%‡,µ	8,950,000	EUR	12,480,540
UBS Group AG, USD SWAP SA (VS 6M) 5Y + 4.8660%, 7.0000%‡,µ	$7,460,000		8,289,925
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.8550%, 5.1250%‡,µ	4,000,000		4,094,200
Wells Fargo & Co, 3.7000%, 7/27/26	6,000,000	AUD	4,786,020
Wells Fargo & Co, 4.0000%, 4/27/27	11,000,000	AUD	8,940,992
			161,061,405
Basic Industry – 3.6%
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,836,419
Firmenich Productions SAS, 1.7500%, 4/30/30	11,030,000	EUR	13,905,413
Givaudan Finance Europe BV, 1.6250%, 4/22/32	7,330,000	EUR	9,506,572
International Flavors & Fragrances Inc, 1.8000%, 9/25/26	390,000	EUR	478,580
International Flavors & Fragrances Inc, 4.4500%, 9/26/28	1,212,000		1,421,614
Nutrition & Biosciences Inc, 2.3000%, 11/1/30 (144A)	14,284,000		14,375,974
Smurfit Kappa Acquisitions ULC, 2.3750%, 2/1/24	1,500,000	EUR	1,819,821
Smurfit Kappa Acquisitions ULC, 2.8750%, 1/15/26	5,673,000	EUR	7,076,242
Smurfit Kappa Treasury ULC, 1.5000%, 9/15/27	7,370,000	EUR	8,529,389
Symrise AG, 1.3750%, 7/1/27	4,000,000	EUR	4,840,093
			66,790,117
Brokerage – 0.4%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		7,744,557
Capital Goods – 2.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	237,000		246,077
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.1250%, 8/15/26	1,500,000	EUR	1,705,508
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	9,208,000		9,382,952
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	2,889,000		2,943,891
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,928,950
Ball Corp, 1.5000%, 3/15/27	4,000,000	EUR	4,556,854
Ball Corp, 2.8750%, 8/15/30	14,464,000		14,301,280
TransDigm Inc, 6.2500%, 3/15/26 (144A)	3,600,000		3,774,780
Vertical Midco GmbH, 4.3750%, 7/15/27 (144A)	3,500,000	EUR	4,166,667
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	2,492,000		2,589,848
			45,596,807
Communications – 20.8%
Activision Blizzard Inc, 1.3500%, 9/15/30	2,011,000		1,959,374
Altice France SA/France, 7.3750%, 5/1/26 (144A)	5,507,000		5,770,785
Altice France SA/France, 5.8750%, 2/1/27	4,910,000	EUR	6,076,883
Altice France SA/France, 5.5000%, 1/15/28 (144A)	6,693,000		6,776,662
American Tower Corp, 3.6000%, 1/15/28	7,580,000		8,498,266
American Tower Corp, 3.8000%, 8/15/29	8,686,000		9,942,594
American Tower Corp, 2.9000%, 1/15/30	8,127,000		8,771,984
Arqiva Broadcast Finance PLC, 6.7500%, 9/30/23	11,040,000	GBP	14,687,859
AT&T Inc, 2.7500%, 6/1/31	14,880,000		15,646,214
AT&T Inc, 3.1000%, 2/1/43	11,527,000		11,245,259
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,068,000		3,324,945
CCO Holdings LLC / CCO Holdings Capital Corp, 4.7500%, 3/1/30 (144A)	3,159,000		3,344,591
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	418,000		438,919
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	7,968,000		8,254,062
Cellnex Telecom SA, 1.8750%, 6/26/29	17,600,000	EUR	21,056,699
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.2000%, 3/15/28	13,160,000		14,943,278
Comcast Corp, 1.5000%, 2/20/29	2,850,000	GBP	3,754,435
Comcast Corp, 1.8750%, 2/20/36	2,460,000	GBP	3,267,824
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		2,105,997
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		2,253,233
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		6,060,057
Crown Castle International Corp, 3.3000%, 7/1/30	6,929,000		7,565,843
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		4,541,216
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	3,950,000		4,404,250
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	9,100,225
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,559,035
Dolya Holdco, 4.8750%, 7/15/28 (144A)	2,180,000	GBP	2,833,243
Eircom Finance DAC, 3.5000%, 5/15/26	16,775,000	EUR	19,555,298
Eircom Finance DAC, 2.6250%, 2/15/27	4,275,000	EUR	4,798,613
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	7,400,000		7,283,265
Netflix Inc, 4.8750%, 4/15/28	3,176,000		3,549,180
Netflix Inc, 4.8750%, 6/15/30 (144A)	2,143,000		2,443,020
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	5,007,074

Orange SA, 2.0000%, 1/15/29	3,100,000	EUR	4,140,820
Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	$7,078,328
Orange SA, 3.2500%, 1/15/32	2,900,000	GBP	4,362,934
RELX Capital Inc, 3.0000%, 5/22/30	$2,417,000		2,643,047
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		2,199,864
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	5,100,000		5,483,520
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	4,855,000		4,975,355
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,355,804
T-Mobile USA Inc, 6.0000%, 3/1/23	2,100,000		2,105,460
T-Mobile USA Inc, 6.5000%, 1/15/26	2,320,000		2,424,400
T-Mobile USA Inc, 4.5000%, 2/1/26	596,000		614,118
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		998,067
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	9,017,000		10,252,599
T-Mobile USA Inc, 4.3750%, 4/15/40 (144A)	7,850,000		9,201,534
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	3,326,000		3,283,560
Verizon Communications Inc, 4.5000%, 8/17/27	12,840,000	AUD	10,918,694
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		4,096,330
Verizon Communications Inc, 2.6500%, 5/6/30	10,200,000	AUD	7,601,869
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	3,109,000		3,093,455
Virgin Media Secured Finance PLC, 5.2500%, 5/15/29	7,229,000	GBP	9,850,775
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	3,176,886
Virgin Media Vendor Financing Notes III DAC, 4.8750%, 7/15/28	4,710,000	GBP	6,121,365
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29 (144A)	5,550,000	GBP	7,106,389
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,698,288
Vodafone Group PLC, 4.3750%, 5/30/28	9,700,000		11,479,426
Vodafone Group PLC, 1.6000%, 7/29/31	1,500,000	EUR	1,907,590
WMG Acquisition Corp, 2.7500%, 7/15/28 (144A)	4,310,000	EUR	5,057,123
WMG Acquisition Corp, 3.8750%, 7/15/30 (144A)	1,990,000		2,052,078
Ziggo BV, 4.8750%, 1/15/30 (144A)	8,200,000		8,487,000
Ziggo BV, 3.3750%, 2/28/30	6,800,000	EUR	7,567,832
			385,154,692
Consumer Cyclical – 10.3%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	11,657,000		11,746,875
Booking Holdings Inc, 1.8000%, 3/3/27	6,010,000	EUR	7,421,915
Booking Holdings Inc, 4.6250%, 4/13/30	10,041,000		12,000,117
Boyd Gaming Corp, 8.6250%, 6/1/25 (144A)	3,276,000		3,591,413
Boyd Gaming Corp, 6.3750%, 4/1/26	1,800,000		1,874,142
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	6,994,211
Co-operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	4,220,789
Co-Operative Group Ltd, 5.1250%, 5/17/24	5,900,000	GBP	7,946,538
CPUK Finance Ltd, 4.2500%, 8/28/22	570,000	GBP	724,538
CPUK Finance Ltd, 4.2500%, 8/28/22 (144A)	250,000	GBP	317,780
CPUK Finance Ltd, 4.8750%, 8/28/25	3,150,000	GBP	3,790,411
CPUK Finance Ltd, 4.8750%, 8/28/25 (144A)	150,000	GBP	180,496
CPUK Finance Ltd, 6.5000%, 8/28/26	2,830,000	GBP	3,577,980
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	8,562,000		10,170,360
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,263,000		10,032,702
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	1,260,404
GLP Capital LP / GLP Financing II Inc, 5.7500%, 6/1/28	1,482,000		1,691,985
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	3,300,000		3,675,111
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,832,000		1,896,010
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,400,000		1,502,409
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	3,880,000		4,395,885
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	1,439,000		1,604,485
Levi Strauss & Co, 5.0000%, 5/1/25	8,142,000		8,330,284
Marriott International Inc, 5.7500%, 5/1/25	7,051,000		7,861,789
McDonald's Corp, 3.4500%, 9/8/26	9,200,000	AUD	7,350,117
Motion Bondco DAC, 6.6250%, 11/15/27 (144A)‡	2,040,000		1,755,767
Motion Finco Sarl, 7.0000%, 5/15/25 (144A)	3,090,000	EUR	3,563,712
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		7,289,346
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,209,611
Service Corp International/US, 3.3750%, 8/15/30	3,512,000		3,516,390
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	455,524
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	8,371,051
Sodexo SA, 1.0000%, 4/27/29	5,300,000	EUR	6,371,575
Stars Group Holdings BV / Stars Group US Co-Borrower LLC,
7.0000%, 7/15/26 (144A)	10,700,000		11,368,750
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	4,376,833
Verisure Holding AB, 3.8750%, 7/15/26 (144A)	4,760,000	EUR	5,582,964
VICI Properties LP / VICI Note Co Inc, 3.7500%, 2/15/27 (144A)	707,000		695,179
VICI Properties LP / VICI Note Co Inc, 4.6250%, 12/1/29 (144A)	2,400,000		2,451,444
VICI Properties LP / VICI Note Co Inc, 4.1250%, 8/15/30 (144A)	1,249,000		1,230,265
Walmart Inc, 3.7000%, 6/26/28	6,620,000		7,823,639

Yum! Brands Inc, 7.7500%, 4/1/25 (144A)	529,000		584,545
			191,805,341
Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical – 15.9%
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	$2,309,413
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	$3,680,000		4,184,056
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		451,408
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	6,351,000		6,615,678
Aramark Services Inc, 4.7500%, 6/1/26	1,613,000		1,632,033
Aramark Services Inc, 5.0000%, 2/1/28 (144A)#	3,000,000		3,022,500
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	5,504,104
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	5,443,000		5,647,112
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		4,325,120
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		5,582,278
Bacardi Ltd, 5.1500%, 5/15/38 (144A)	652,000		794,049
Becton Dickinson and Co, 3.7000%, 6/6/27	5,310,000		6,017,833
Boston Scientific Corp, 4.0000%, 3/1/29	893,000		1,038,259
Catalent Pharma Solutions Inc, 4.8750%, 1/15/26 (144A)	1,639,000		1,671,780
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,858,562
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		5,698,110
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		4,469,508
Constellation Brands Inc, 3.1500%, 8/1/29	7,430,000		8,109,713
Constellation Brands Inc, 2.8750%, 5/1/30	2,382,000		2,570,181
Cott Holdings Inc, 5.5000%, 4/1/25 (144A)	1,336,000		1,369,400
DaVita Inc, 4.6250%, 6/1/30 (144A)	3,808,000		3,908,531
DH Europe Finance II Sarl, 2.6000%, 11/15/29	1,378,000		1,493,124
DH Europe Finance II Sarl, 0.7500%, 9/18/31	3,300,000	EUR	3,808,513
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,759,287
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	9,057,651
Elanco Animal Health Inc, 5.9000%, 8/28/28	7,370,000		8,512,350
Grifols SA, 1.6250%, 2/15/25	5,850,000	EUR	6,765,706
Grifols SA, 2.2500%, 11/15/27	8,310,000	EUR	9,665,326
Hasbro Inc, 3.5500%, 11/19/26	2,697,000		2,866,047
Hasbro Inc, 3.9000%, 11/19/29	1,539,000		1,614,768
HCA Inc, 5.0000%, 3/15/24	67,000		75,080
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,848,796
HCA Inc, 4.1250%, 6/15/29	9,349,000		10,563,465
HCA Inc, 3.5000%, 9/1/30	1,690,000		1,720,777
HCA Inc, 5.1250%, 6/15/39	5,610,000		6,797,275
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,648,234
Heineken NV, 1.5000%, 10/3/29	2,650,000	EUR	3,425,161
Heineken NV, 2.2500%, 3/30/30	1,800,000	EUR	2,441,114
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,762,416
Hologic Inc, 3.2500%, 2/15/29 (144A)	9,236,000		9,293,725
IQVIA Inc, 3.2500%, 3/15/25	1,500,000	EUR	1,768,517
IQVIA Inc, 5.0000%, 5/15/27 (144A)	4,000,000		4,194,280
IQVIA Inc, 2.2500%, 1/15/28	1,500,000	EUR	1,718,541
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	3,580,000		4,296,852
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		1,037,119
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,986,743
Lamb Weston Holdings Inc, 4.8750%, 11/1/26 (144A)	1,360,000		1,417,800
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	6,031,781
McCormick & Co Inc/MD, 3.4000%, 8/15/27	6,433,000		7,228,822
Mondelez International Inc, 2.7500%, 4/13/30	666,000		724,788
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	9,036,289
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		17,219,202
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,979,637
Sunshine Mid BV, 6.5000%, 5/15/26	3,300,000	EUR	3,945,980
Synlab Bondco PLC,
Euro Interbank Offered Rate 3 Month + 4.7500%, 4.7500%, 7/1/25‡	7,200,000	EUR	8,530,492
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,369,065
Sysco Corp, 5.9500%, 4/1/30	6,237,000		7,870,765
Tesco PLC, 5.5000%, 1/13/33	3,691,000	GBP	6,130,318
Tesco PLC, 6.1500%, 11/15/37 (144A)	9,601,000		12,375,715
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	1,368,000		1,686,718
Thermo Fisher Scientific Inc, 2.3750%, 4/15/32	1,600,000	EUR	2,179,370
Unilever PLC, 1.5000%, 7/22/26	3,700,000	GBP	5,049,438
Upjohn Inc, 2.7000%, 6/22/30 (144A)	6,345,000		6,564,860
Wm Morrison Supermarkets PLC, 3.5000%, 7/27/26	1,997,000	GBP	2,909,798
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,906,722
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		4,679,955
			294,738,010
Government Sponsored – 1.1%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	10,000,000	AUD	8,207,993

Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	11,393,087
			19,601,080
Industrial – 0.1%
Cintas Corp No 2, 3.7000%, 4/1/27	2,000,000		2,304,567
Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance – 2.0%
Anthem Inc, 2.2500%, 5/15/30	$2,905,000		$2,981,365
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	3,136,832
AXA SA, ICE LIBOR GBP 3 Month + 3.2700%, 5.6250%, 1/16/54‡	1,530,000	GBP	2,437,057
BUPA Finance PLC, 4.1250%, 6/14/35	9,600,000	GBP	13,082,187
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.2500%, 4.5000%, 11/1/50‡	920,000	GBP	1,284,121
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.3780%, 5.6250%‡,µ	2,400,000	GBP	3,167,159
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,140,958
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,711,355
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,547,922
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	1,085,392
			36,574,348
Non-Agency Commercial Mortgage-Backed Securities – 0.1%
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,721,647
Real Estate Investment Trusts (REITs) – 0.5%
Digital Realty Trust LP, 4.7500%, 10/1/25	1,900,000		2,222,145
Public Storage, 3.3850%, 5/1/29	6,240,000		7,189,869
			9,412,014
Supranational – 0.4%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,542,904
Technology – 7.5%
Autodesk Inc, 2.8500%, 1/15/30	10,745,000		11,816,596
Broadcom Inc, 3.1500%, 11/15/25	3,754,000		4,048,955
Broadcom Inc, 4.1100%, 9/15/28	3,754,000		4,197,958
Broadcom Inc, 4.1500%, 11/15/30	7,710,000		8,655,908
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	9,310,000		10,934,206
Equinix Inc, 3.2000%, 11/18/29	9,789,000		10,784,500
Equinix Inc, 3.0000%, 7/15/50	4,397,000		4,360,258
Fidelity National Information Services Inc, 3.7500%, 5/21/29	2,260,000		2,658,038
Fiserv Inc, 2.2500%, 7/1/25	1,310,000	GBP	1,799,547
Fiserv Inc, 3.5000%, 7/1/29	6,240,000		7,101,950
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	4,337,679
Gartner Inc, 3.7500%, 10/1/30 (144A)	2,601,000		2,631,042
Global Payments Inc, 2.6500%, 2/15/25	2,398,000		2,544,425
Global Payments Inc, 3.2000%, 8/15/29	3,880,000		4,232,352
Global Payments Inc, 2.9000%, 5/15/30	6,188,000		6,616,744
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	5,444,000		5,474,024
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		2,127,300
MSCI Inc, 3.6250%, 9/1/30 (144A)	4,598,000		4,716,536
Oracle Corp, 2.9500%, 4/1/30	5,490,000		6,135,512
PayPal Holdings Inc, 2.8500%, 10/1/29	2,440,000		2,682,625
Qorvo Inc, 3.3750%, 4/1/31 (144A)	3,305,000		3,361,598
salesforce.com Inc, 3.7000%, 4/11/28	5,072,000		5,978,554
VMware Inc, 3.9000%, 8/21/27	4,698,000		5,244,410
VMware Inc, 4.7000%, 5/15/30	14,565,000		17,231,275
			139,671,992
Total Corporate Bonds (cost $1,289,783,463)			1,369,719,481
Foreign Government Bonds– 13.9%
Australia Government Bond, 2.7500%, 4/21/24	29,129,000	AUD	22,748,746
Australia Government Bond, 3.2500%, 4/21/29	54,000,000	AUD	46,806,255
Canadian Government Bond, 1.7500%, 3/1/23	30,000,000	CAD	23,349,031
European Investment Bank, 3.2500%, 1/29/24	17,000,000		18,668,163
Federal Republic of Germany Bond, 0%, 2/15/30	30,000,000	EUR	37,041,922
New Zealand Government Bond, 2.7500%, 4/15/25	66,000,000	NZD	49,029,328
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	16,139,720
United Kingdom Gilt, 0.5000%, 7/22/22	33,000,000	GBP	42,981,324
Total Foreign Government Bonds (cost $245,218,489)			256,764,489
Inflation-Indexed Bonds– 0.4%
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/30ÇÇ((cost $7,219,821)	7,351,538		8,118,472
Investment Companies– 9.3%
Money Markets – 9.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $172,009,488)	171,992,776		172,009,975
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	1,681,808		1,681,808

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0700%, 10/1/20	$420,452	$420,452
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,102,260)		2,102,260
Total Investments (total cost $1,779,982,707) – 101.1%		1,872,834,845
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%		(19,755,023)
Net Assets – 100%		$1,853,079,822

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$924,319,541	49.4%
United Kingdom	329,469,148	17.6
Germany	80,898,870	4.3
Netherlands	73,634,907	3.9
Australia	69,555,001	3.7
New Zealand	65,169,048	3.5
France	65,158,380	3.5
Switzerland	63,032,218	3.4
Canada	57,089,527	3.0
Ireland	50,733,971	2.7
Spain	37,487,731	2.0
Luxembourg	26,211,067	1.4
Sweden	12,880,520	0.7
Bermuda	10,701,447	0.6
Belgium	6,493,469	0.3

Total	$1,872,834,845	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 9.3%
Money Markets - 9.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$27,452	$(1,888)	$487	$172,009,975
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	539∆	-	-	1,681,808
Total Affiliated Investments - 9.4%	$27,991	$(1,888)	$487	$173,691,783

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 9.3%
Money Markets - 9.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	-	288,044,921	(116,033,545)	172,009,975
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	4,775,950	(3,094,142)	1,681,808

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/21/20	(224,395,461)	$163,511,691	$2,816,288
Australian Dollar	10/21/20	378,560	(276,973)	(5,877)
British Pound	10/21/20	(3,341,602)	4,367,661	56,188
British Pound	10/21/20	(186,693,185)	239,512,718	(1,366,619)
Canadian Dollar	10/21/20	(24,394,009)	18,520,497	197,116
Euro	10/21/20	(276,169,882)	327,089,057	3,199,617
Euro	10/21/20	(1,717,311)	1,982,234	(31,812)
New Zealand Dollar	10/21/20	(92,855,587)	61,995,304	591,161
Total				$5,456,062

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
10-Year US Treasury Note	1,048	12/31/20	$(146,228,750)	$(556,354)	$262,000
Euro-Bund	201	12/10/20	(41,122,740)	(199,590)	82,472
US Treasury Long Bond	354	12/31/20	(62,403,563)	(76,701)	331,875
Total				$(832,645)	$676,347

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)

Credit Default Swap Index

iTraxx Crossover Index, Fixed Rate 0.05% Paid Quarterly(3)	NR	6/20/25	27,730,978	EUR	$(271,694)	$7,616,722	$64,334

iTraxx Crossover Index, Fixed Rate 0.05% Paid Quarterly(3)	NR	12/20/25	7,900,000	EUR	599,975	71,644	5,550
Total					$328,281	$7,688,366	$69,884
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)

For those index credit default swaps entered into by the Fund to sell protection, “Variation Margin” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital, Inc:

Renault SA, Fixed Rate 0.01%, Paid Quarterly	12/20/21	3,000,000	EUR	$10,704	$365	$11,068

JPMorgan Chase & Co:

Host Hotels & Resorts LP, Fixed Rate 0.01%, Paid Quarterly	12/20/20	1,250,000	USD	20,186	(21,960)	(1,774)
Host Hotels & Resorts LP, Fixed Rate 0.01%, Paid Quarterly	12/20/20	1,250,000	USD	20,186	(21,960)	(1,774)
				40,372	(43,920)	(3,548)
Total				$51,076	$(43,555)	$7,520

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Credit default swaps, sell protection	$ 6,676,169
Credit default swaps, buy protection	17,983
Forward foreign currency exchange contracts, purchased	5,515,469
Forward foreign currency exchange contracts, sold	781,351,767
Futures contracts, sold	207,795,047

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $356,248,839, which represents 19.2% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,038,790	$-
Bank Loans and Mezzanine Loans	-	61,081,378	-
Corporate Bonds	-	1,369,719,481	-
Foreign Government Bonds	-	256,764,489	-
Inflation-Indexed Bonds	-	8,118,472	-
Investment Companies	-	172,009,975	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,102,260	-
Total Investments in Securities	$-	$1,872,834,845	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	6,860,370	-
Outstanding Swap Contracts, at Value	-	11,068	-
Variation Margin Receivable	676,347	69,884	-
Total Assets	$676,347	$1,879,776,167	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,404,308	$-
Outstanding Swap Contracts, at Value	-	3,548	-
Total Liabilities	$-	$1,407,856	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.